Credit Risk, Concentrations, and Segment Reporting - Revenue by Reporting Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Number of reportable segments | segment	3
Total segment revenue	$ 19,418	$ 15,995
Gross profit by Segment	13,929	11,621
Income (loss) from operations by Segment	(56,700)	(72,743)
Discontinued Operations
Concentration Risk [Line Items]
Total segment revenue	8,470	6,368
Gross profit by Segment	6,406	4,722
Income (loss) from operations by Segment	(27,894)	(42,922)
Continuing Operations
Concentration Risk [Line Items]
Total segment revenue	10,948	9,627
Gross profit by Segment	7,523	6,899
Income (loss) from operations by Segment	(28,806)	(29,821)
Indoor Intelligence
Concentration Risk [Line Items]
Total segment revenue	14,614	11,046
Gross profit by Segment	10,411	7,833
Income (loss) from operations by Segment	(53,602)	(72,174)
Saves
Concentration Risk [Line Items]
Total segment revenue	2,775	2,938
Gross profit by Segment	1,781	2,072
Income (loss) from operations by Segment	(3,876)	(1,515)
Shoom
Concentration Risk [Line Items]
Total segment revenue	2,029	2,011
Gross profit by Segment	1,737	1,716
Income (loss) from operations by Segment	$ 778	$ 946